Cover	Jul. 29, 2026
Cover [Abstract]
Entity Registrant Name	BTCS LABS INC.
Entity Central Index Key	0002089189
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 29, 2026
Entity Ex Transition Period	true
Entity File Number	000-56785
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	39-3796133
Entity Address Address Line 1	303 W. Lancaster Ave #135
Entity Address City Or Town	Wayne
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19087
City Area Code	610
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	422-9477